Annual Total Returns - FidelityEnhancedIndexETFsCombo-PRO - FidelityEnhancedIndexETFsCombo-PRO - Fidelity Enhanced Large Cap Core ETF - Fidelity Enhanced Large Cap Core ETF	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	34.29%
Annual Return 2014	13.52%
Annual Return 2015	(0.54%)
Annual Return 2016	10.86%
Annual Return 2017	21.65%
Annual Return 2018	(3.35%)
Annual Return 2019	27.66%
Annual Return 2020	18.05%
Annual Return 2021	30.36%
Annual Return 2022	(16.20%)